UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __06/30/01__________

Check Here if Amendment [ X ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[ x ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, LLC
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  11/01/2001__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____133_____

Form 13F Information Table Value Total: $__673666___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        9    10000 PRN      SOLE                    10000
AT&T Cap Corp Qtly Pfd. 8.125  PFD              00206j308      760    30000 SH       SOLE                    30000
Abn Amro Capital Fund II 7.125 PFD              00371t206     1761    71875 SH       SOLE                    60875
Bear Stearns Cap 7.50% 12/15/2 PFD              07383J209      745    30000 SH       SOLE                    30000
Bellsouth Cap Fund             PFD              079857207      360    14000 SH       SOLE                    14000
EDF London Cap 8.625% Pfd. Ser PFD              268316205      426    16900 SH       SOLE                    16900
Hartford Capital II Series B Q PFD              416320208      215     8600 SH       SOLE                     8600
Lehman Bros Cap. Trust II  7.8 PFD              52518g209     1006    40000 SH       SOLE                    40000
Lincoln National Capital Pfd.  PFD              53417p209     1014    40000 SH       SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      290    11800 SH       SOLE                    11800
Motorola Capital Trust I 6.68% PFD              620074203      653    30000 SH       SOLE                    30000
NB Capital Trust (BAC) 7.84%   PFD              628956203     5709   227795 SH       SOLE                   195685
Nova Chemicals Corp. 9.04% (01 PFD              66977w307      742    30000 SH       SOLE                    30000
PWG Capital Trust I  8.30% (12 PFD              69366e201      564    22400 SH       SOLE                    22400
Public Storage Pfd 8.25%       PFD              74460d760      762    30075 SH       SOLE                    30075
Resource Bank Preferred 9.25%  PFD              761201201      205     9200 SH       SOLE                     8200
Southern Co. 7.75% Pfd. A      PFD              84258t208      367    14400 SH       SOLE                    14400
Southern Fin'l Cap Tr I        PFD              842872202     1270   200000 SH       SOLE                   200000
TCI 8.72% pf.                  PFD              872285200     3934   158000 SH       SOLE                   136275
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      509    20000 SH       SOLE                    20000
Textron Capital I 7.92% (02/09 PFD              883198202      739    30000 SH       SOLE                    30000
US Bancorp Pfd. 7.2%           PFD              90332m200      372    15000 SH       SOLE                    15000
Unionbancal Finance Tr I 7.375 PFD              90905q109      740    30000 SH       SOLE                    30000
ADC Telecommunications         COM              000886101       73    11000 SH       SOLE                    11000
AES Corporation                COM              00130h105    13226   307218 SH       SOLE                   282618
AFLAC Inc                      COM              001055102    20273   643797 SH       SOLE                   588907
ALLTEL Corp                    COM              020039103    15322   250120 SH       SOLE                   227195
AOL Time Warner                COM              00184a105    20565   388025 SH       SOLE                   356145
AT&T Wireless Services         COM              00209A106      165    10077 SH       SOLE                    10077
Abbott Laboratories            COM              002824100     1719    35808 SH       SOLE                    33908
Advent Software Inc            COM              007974108      213     3350 SH       SOLE                     3350
Aegon N. V. Ord.               COM              007924103     1363    47978 SH       SOLE                    40890
American Express               COM              025816109    11455   295237 SH       SOLE                   269312
American Home Products         COM              026609107     1184    20267 SH       SOLE                    18267
American International Group   COM              026874107    21879   254403 SH       SOLE                   232249
Anheuser-Busch Companies Inc   COM              035229103    10531   255605 SH       SOLE                   236480
Apple Computer Inc             COM              037833100      314    13500 SH       SOLE                    13500
Applied Materials              COM              038222105      273     5550 SH       SOLE                     5550
BB&T Corporation               COM              054937107     1529    41672 SH       SOLE                    30676
BP PLC - Spons ADR             COM              055622104      504    10108 SH       SOLE                    10108
Bank of America Corp.          COM              060505104     1524    25389 SH       SOLE                    25389
Bank of Hampton Roads          COM              0624890A8      129    17181 SH       SOLE                    17181
BellSouth Corp                 COM              079860102      564    14007 SH       SOLE                    14007
Berkshire Hathaway Class B     COM              084670207      373      162 SH       SOLE                       50
Bristol-Myers Squibb Co        COM              110122108     1807    34544 SH       SOLE                    21744
COMPAQ Computers               COM              204493100      313    20200 SH       SOLE                    20200
CVS Corp                       COM              126650100    11938   309269 SH       SOLE                   284969
Charles Schwab Corp            COM              808513105      566    37024 SH       SOLE                    37024
Chevron Corp                   COM              166751107      519     5732 SH       SOLE                     5732
Cisco Systems                  COM              17275R102      249    13694 SH       SOLE                    13694
Citigroup Inc                  COM              172967101    19077   361026 SH       SOLE                   328733
Coca Cola Company              COM              191216100      514    11433 SH       SOLE                    11433
Colgate Palmolive Co           COM              194162103     1002    16987 SH       SOLE                    16987
Conseco, Inc.                  COM              208464107      141    10200 SH       SOLE                    10200
Corning Inc                    COM              219350105      195    11698 SH       SOLE                    11698
Dell Computer Corp             COM              247025109    12814   490025 SH       SOLE                   449370
Dollar Tree Stores Inc         COM              256747106    20166   724360 SH       SOLE                   675186
Du Pont E.I. De Nemours and Co COM              263534109      445     9215 SH       SOLE                     2215
Duke Energy Corp.              COM              264399106      409    10488 SH       SOLE                     7978
EMC Corp.                      COM              268648102      715    24618 SH       SOLE                     8618
Emerson Electric Co            COM              291011104    14240   235367 SH       SOLE                   217317
Enron Corp                     COM              293561106      270     5500 SH       SOLE                     5500
Exxon Mobil Corp               COM              30231G102    21991   251761 SH       SOLE                   229269
Federal Natl Mtg Assoc         COM              313586109      422     4956 SH       SOLE                     3006
First Data Corp                COM              319963104    17640   274552 SH       SOLE                   251312
Fortune Brands (formerly Amer. COM              349631101      547    14267 SH       SOLE                    14267
General Electric               COM              369604103     9765   200314 SH       SOLE                   148409
Honeywell International Inc.   COM              438516106      256     7330 SH       SOLE                     6530
Intel Corp                     COM              458140100    15081   515599 SH       SOLE                   479554
International Business Machine COM              459200101      858     7590 SH       SOLE                     7190
International Paper            COM              460146103     1229    34432 SH       SOLE                    34432
Internet Cable Corp            COM              46057x102       42   105000 SH       SOLE                   105000
JP Morgan Chase & Co           COM              46625H100    13122   294209 SH       SOLE                   269384
Jefferson-Pilot Corporation    COM              475070108     1696    35095 SH       SOLE                    14845
Johnson & Johnson              COM              478160104    18574   371475 SH       SOLE                   340455
Kimberly-Clark Corp            COM              494368103    12946   231595 SH       SOLE                   214660
Lam Research                   COM              512807108      208     7000 SH       SOLE                     7000
Loews Corp                     COM              540424108      302     4680 SH       SOLE                     4680
Lowe's Companies               COM              548661107     2400    33075 SH       SOLE                    21075
M & T Bank Corporation         COM              55261F104      372     4927 SH       SOLE                     4927
Manulife Financial Corp.       COM              56501R106      722    25873 SH       SOLE
Marsh & McLennan Companies     COM              571748102    13055   129260 SH       SOLE                   119395
Mellon Financial Corp          COM              58551A108      309     6900 SH       SOLE                     6900
Merck & Co Inc                 COM              589331107    17129   268017 SH       SOLE                   244701
Merrill Lynch                  COM              590188108      457     7720 SH       SOLE                     7600
Microsoft Corp                 COM              594918104    19015   260474 SH       SOLE                   241014
Minnesota Mining & Manufacturi COM              604059105      456     4000 SH       SOLE                     1000
Motorola, Inc                  COM              620076109      749    45225 SH       SOLE                    29225
Nasdaq 100 Index Trust         COM              631100104      543    11880 SH       SOLE                    11880
Nat'l Information Consortium I COM              636491102       73    40000 SH       SOLE                    40000
Natl Commerce Financial Corp   COM              63545P104    12808   525565 SH       SOLE                   154418
Nestle ADR                     COM              641069406      318     6000 SH       SOLE
New York Times Co              COM              650111107    17862   425297 SH       SOLE                   394602
Noble Drilling Corp.           COM              655042109    11444   349425 SH       SOLE                   319360
Norfolk Southern Corporation   COM              655844108      596    28769 SH       SOLE                    28769
Oracle Corp                    COM              68389x105    14550   765791 SH       SOLE                   700868
Pepsico Inc                    COM              713448108    20364   460735 SH       SOLE                   425785
Pfizer Inc                     COM              717081103    12966   323739 SH       SOLE                   269734
Pharmacia Corporation          COM              71713U102    12568   273504 SH       SOLE                   254157
Philip Morris                  COM              718154107      379     7471 SH       SOLE                     7471
Proctor & Gamble               COM              742718109      285     4468 SH       SOLE                     2468
Providian (Formerly Capital Ho COM              74406a102     3919    66200 SH       SOLE                    53200
Qwest Communications Intl      COM              749121109     1625    50983 SH       SOLE                    41529
Resource Bankshares Corp.      COM              76121r104     3023   201541 SH       SOLE                   201541
Royal Bank of Canada           COM              780087102      264     8281 SH       SOLE                     8281
Royal Dutch Petrol.            COM              780257804      479     8215 SH       SOLE                     1915
SBC Communications, Inc.       COM              78387g103     1042    26004 SH       SOLE                    26004
Schering-Plough Corp           COM              806605101     1266    34935 SH       SOLE                    29885
Schlumberger Ltd               COM              806857108    11966   227265 SH       SOLE                   208805
SouthTrust Corp                COM              844730101      354    13600 SH       SOLE                    13600
Southern Co                    COM              842587107      236    10150 SH       SOLE                     9950
Startec Global Communications  COM              85569e103        3    20000 SH       SOLE                    20000
Sun Microsystems Inc           COM              866810104     9982   634996 SH       SOLE                   565906
Tellabs, Inc.                  COM              879664100     8068   416326 SH       SOLE                   384081
Texaco Inc                     COM              881694103      307     4600 SH       SOLE                     2600
Texas Instruments Inc          COM              882508104    11280   358104 SH       SOLE                   329989
The Walt Disney Co             COM              254687106    13935   482342 SH       SOLE                   447023
Tyco International Ltd         COM              902124106    23795   436614 SH       SOLE                   395854
UBS Warburg                    COM              013268746      315     2216 SH       SOLE                     2216
Unocal Corporation             COM              915289102      224     6560 SH       SOLE                     4560
Verizon Communications Inc     COM              92343V104    16370   305985 SH       SOLE                   282617
Viacom Inc-Cl B                COM              925524308    10394   200853 SH       SOLE                   186438
Wal-Mart Stores                COM              931142103      359     7350 SH       SOLE                     7350
WorldCom Inc-MCI Group         COM              98157D304     2015   125182 SH       SOLE                   122730
WorldCom Inc-WorldCom Group    COM              98157D106    45028  3171014 SH       SOLE                  3109114
Xerox Corp                     COM              984121103      106    11025 SH       SOLE                    11025
Tibco Software Nov 15 Puts     PUT                             252      600 SH  PUT  SOLE                      600
Kobren Delphi Value Fund       COM              499896405      183 13500.252SH       SOLE                13500.252
Putnam OTC & Emerging Growth   COM              746847102      115 12064.317SH       SOLE
Schwab 1000 Fund - Select Shar COM              808517809      271 7935.803 SH       SOLE                 7935.803
The Chesapeake - Class A       COM              36559b203      152 12185.225SH       SOLE                12185.225
Torray                         COM              891402109      342 8977.835 SH       SOLE                 8977.835
Vanguard/Morgan Growth Fund    COM              921928107      190 11823.769SH       SOLE                11823.769